Contingencies (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule Of Contingent Liabilities [Text Block]
The Group had the following contingent liabilities at the end of the reporting period:

	31 January 2018	31 January 2017	30 June 2016	30 June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Rent guarantees to certain landlords	419	571	534	313
Standby letter of credit to JP Morgan Chase Bank	291	286	279	-
Guarantee provided to UK Customs Department	329	282	303	372
Guarantee provided to ANZ for Merchant Service	172	-	-	-